INVESTMENTS IN SUBSIDIARIES - Summary of Balance Sheet Items Before Intercompany Eliminations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries
Current assets	$ 6,110	$ 2,479
Non-current assets	115,406	80,435
Current liabilities	10,143	10,513
Non-current liabilities	65,474	37,394
Equity attributable to Non-controlling interests	34,383	27,723
Equity attributable to owners of entity	28,284	22,186
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries
Current assets	3,606	2,525
Non-current assets	104,971	76,106
Current liabilities	8,643	15,983
Non-current liabilities	52,665	35,050
Equity attributable to Non-controlling interests	16,385	11,425
Equity attributable to owners of entity	30,884	16,173
Subsidiaries with material non-controlling interests | Brookfield Office Properties Inc. (“BPO”)
Disclosure of subsidiaries
Current assets	1,391	1,432
Non-current assets	38,895	43,993
Current liabilities	5,216	13,675
Non-current liabilities	16,521	15,944
Equity attributable to Non-controlling interests	4,928	3,153
Equity attributable to owners of entity	13,621	12,653
Subsidiaries with material non-controlling interests | Forest City
Disclosure of subsidiaries
Current assets	1,029
Non-current assets	11,246
Current liabilities	602
Non-current liabilities	7,741
Equity attributable to Non-controlling interests	3,437
Equity attributable to owners of entity	495
Subsidiaries with material non-controlling interests | BPR Retail Holdings LLC
Disclosure of subsidiaries
Current assets	478
Non-current assets	29,197
Current liabilities	507
Non-current liabilities	13,241
Equity attributable to Non-controlling interests	1,773
Equity attributable to owners of entity	14,154
Subsidiaries with material non-controlling interests | BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Current assets	38	70
Non-current assets	5,074	4,811
Current liabilities	42	4
Non-current liabilities	3,776	3,637
Equity attributable to Non-controlling interests	957	918
Equity attributable to owners of entity	337	322
Subsidiaries with material non-controlling interests | Center Parcs UK
Disclosure of subsidiaries
Current assets	191	103
Non-current assets	4,110	4,107
Current liabilities	242	228
Non-current liabilities	2,869	2,786
Equity attributable to Non-controlling interests	863	869
Equity attributable to owners of entity	327	327
Subsidiaries with material non-controlling interests | BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Current assets	87	72
Non-current assets	2,986	2,948
Current liabilities	56	42
Non-current liabilities	2,030	2,071
Equity attributable to Non-controlling interests	766	706
Equity attributable to owners of entity	221	201
Subsidiaries with material non-controlling interests | BSREP II MH Holdings LLC
Disclosure of subsidiaries
Current assets	42	34
Non-current assets	2,438	2,280
Current liabilities	39	30
Non-current liabilities	1,515	1,499
Equity attributable to Non-controlling interests	700	593
Equity attributable to owners of entity	226	192
Subsidiaries with material non-controlling interests | BSREP II PBSA Ltd.
Disclosure of subsidiaries
Current assets	72	61
Non-current assets	2,196	1,367
Current liabilities	428	121
Non-current liabilities	918	633
Equity attributable to Non-controlling interests	687	501
Equity attributable to owners of entity	235	173
Subsidiaries with material non-controlling interests | BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Current assets	44	38
Non-current assets	2,044	1,659
Current liabilities	183	103
Non-current liabilities	996	963
Equity attributable to Non-controlling interests	612	424
Equity attributable to owners of entity	297	207
Subsidiaries with material non-controlling interests | BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Current assets	95	57
Non-current assets	2,246	2,321
Current liabilities	330	47
Non-current liabilities	1,202	1,455
Equity attributable to Non-controlling interests	603	652
Equity attributable to owners of entity	206	224
Subsidiaries with material non-controlling interests | BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Current assets	88	68
Non-current assets	2,956	3,321
Current liabilities	970	998
Non-current liabilities	976	1,066
Equity attributable to Non-controlling interests	552	670
Equity attributable to owners of entity	546	655
Subsidiaries with material non-controlling interests | BSREP UA Holdings LLC
Disclosure of subsidiaries
Current assets	51	49
Non-current assets	1,583	1,564
Current liabilities	28	32
Non-current liabilities	880	885
Equity attributable to Non-controlling interests	507	487
Equity attributable to owners of entity	$ 219	209
Subsidiaries with material non-controlling interests | BSREP Industrial Pooling Subsidiary L.P.
Disclosure of subsidiaries
Current assets		111
Non-current assets		2,271
Current liabilities		123
Non-current liabilities		1,051
Equity attributable to Non-controlling interests		878
Equity attributable to owners of entity		330
Subsidiaries with material non-controlling interests | Brookfield Strategic Real Estate Partners II Storage REIT LLC
Disclosure of subsidiaries
Current assets		45
Non-current assets		1,871
Current liabilities		22
Non-current liabilities		1,144
Equity attributable to Non-controlling interests		564
Equity attributable to owners of entity		186
Subsidiaries with material non-controlling interests | BREF ONE, LLC
Disclosure of subsidiaries
Current assets		264
Non-current assets		2,332
Current liabilities		534
Non-current liabilities		1,338
Equity attributable to Non-controlling interests		483
Equity attributable to owners of entity		241
Subsidiaries with material non-controlling interests | BSREP II Brazil Pooling LLC
Disclosure of subsidiaries
Current assets		26
Non-current assets		1,261
Current liabilities		12
Non-current liabilities		578
Equity attributable to Non-controlling interests		472
Equity attributable to owners of entity		225
Subsidiaries with material non-controlling interests | BSREP Europe Holdings L.P.
Disclosure of subsidiaries
Current assets		95
Non-current assets		0
Current liabilities		12
Non-current liabilities		0
Equity attributable to Non-controlling interests		55
Equity attributable to owners of entity		$ 28